Nature of Business (Details Narrative) - USD ($)			12 Months Ended
		May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 01, 2021	Dec. 13, 2019	Jun. 01, 2018	Jul. 27, 2017	Dec. 31, 2011
Percentage of service charge							5.00%
Cash investments								$ 13,000,000
Investment in common stock per share						$ 5.00		$ 6.60
Common stock market price premium percentage								92.00%
Number of warrants issued to purchase shares of common stock								500,000
Warrrants exercise price per share								$ 6.60
Warrant expiration								Jan. 26, 2019
Fee contingent payments								$ 343,000,000
Net loss			$ 4,200,573	$ 13,176,663
Cash in operations			4,832,464	12,308,890
Accumulated deficit			488,837,665	$ 484,075,711
Contractual obligation	[1]		3,301,000
Two Thousand Twenty Three [Member]
Contractual obligation			1,200,000
Contractual obligation			$ 1,900,000
Kem Pharm [Member]
Cash consideration from sale of assets		$ 12,800,000
Orphazyme [Member]
Fee contingent payments									$ 120,000,000
Arimoclomol [Member]
Fee contingent payments		$ 5,200,000			$ 100,000,000

[1]	Employment agreements include management contracts which have been revised from time to time. The employment agreements for the Company’s executive officers provide for minimum salaries, which are adjusted annually at the discretion of the Company’s Compensation Committee, and in some cases provide for minimum annual bonuses and employee benefits, as well. New employment agreements for the Company’s other executive officers are usually entered into annually.